LETTER TO THE SHAREHOLDERS OF THE J.P. MORGAN U.S. DISCIPLINED EQUITY PORTFOLIO

August 1, 2000

Dear Shareholder:

The J.P. Morgan U.S. Disciplined Equity Portfolio returned -1.41% for the six months ended June 30, 2000. The portfolio underperformed both the S&P 500 and the Lipper Variable Annuity Growth & Income Fund Average, which returned -0.42% and -1.13%, respectively.

The portfolio's net asset value per share decreased from $17.35 on December 31, 1999, to $16.57 on June 30, 2000. The portfolio made distributions during the six months of approximately $0.04 per share from ordinary income, approximately $0.22 per share from short-term capital gains, and approximately $0.26 per share from long-term capital gains. In addition, the portfolio's net assets advanced from approximately $39.5 million on December 31, 1999, to approximately $49.1 million on June 30, 2000.

The report that follows includes detailed performance information about the J.P. Morgan U.S. Disciplined Equity Portfolio, as well as an interview with Timothy Devlin, the portfolio manager primarily responsible for the portfolio. In this interview, Tim discusses events in the equity markets, portfolio performance, and what he sees on the horizon.

As chairman and president of Asset Management Services, we thank you for your participation in the J.P. Morgan U.S. Disciplined Equity Portfolio. We look forward to sharing Morgan's insights regarding financial markets with you in the future. If you have any comments or questions, please call the trust's distributor, Funds Distributor, Inc., at (888) 756-8645.

Sincerely yours,

/s/ Ramon de Oliveira                     /s/ Keith M. Schappert

Ramon de Oliveira                         Keith M. Schappert
Chairman of Asset Management Services     President of Asset Management Services
J.P. Morgan & Co. Incorporated            J.P. Morgan & Co. Incorporated

--------------------------------------------------------------------------------
TABLE OF CONTENTS
LETTER TO THE SHAREHOLDERS.........1   PORTFOLIO FACTS AND HIGHLIGHTS..........7
PORTFOLIO PERFORMANCE..............2   FINANCIAL STATEMENTS...................10
PORTFOLIO MANAGER Q&A..............3
--------------------------------------------------------------------------------

Portfolio performance

EXAMINING PERFORMANCE
One way to look at performance is to review a fund's average annual total return. This figure takes the fund's actual (or cumulative) return and shows what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically one, five, or ten years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.

PERFORMANCE                                       TOTAL RETURNS           AVERAGE ANNUAL TOTAL RETURNS
                                                  -------------------     -----------------------------------------
                                                  THREE      SIX          ONE       THREE      FIVE      SINCE
AS OF JUNE 30, 2000                               MONTHS     MONTHS       YEAR      YEARS      YEARS     INCEPTION*
---------------------------------------------------------------------     -----------------------------------------
J.P. Morgan U.S. Disciplined Equity Portfolio     -3.36%     -1.41%       2.66%     16.15%     20.08%    21.96%
S&P 500 Index**                                   -2.66%     -0.42%       7.24%     19.66%     23.80%    25.55%
Lipper Variable Annuity
   Growth & Income Average***                     -2.77%     -1.13%       1.44%     12.63%     17.55%    19.26%


*1/3/95 -- COMMENCEMENT OF OPERATIONS.

**THE S&P 500 INDEX IS AN UNMANAGED INDEX WHICH MEASURES THE AVERAGE PERFORMANCE OF 500 WIDELY HELD U.S. LARGE-CAP STOCKS. THE INDEX DOES NOT INCLUDE FEES OR OPERATING EXPENSES AND IS NOT AVAILABLE FOR DIRECT INVESTMENT.

***DESCRIBES THE AVERAGE TOTAL RETURN FOR ALL FUNDS IN THE INDICATED LIPPER CATEGORY, AS DEFINED BY LIPPER INC., AND DOES NOT TAKE INTO ACCOUNT APPLICABLE SALES CHARGES. LIPPER ANALYTICAL SERVICES, INC. IS A LEADING SOURCE FOR FUND DATA.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. PORTFOLIO RETURNS ARE NET OF FEES, ASSUME THE REINVESTMENT OF PORTFOLIO DISTRIBUTIONS, AND REFLECT THE REIMBURSEMENT OF PORTFOLIO EXPENSES AS DESCRIBED IN THE PROSPECTUS. HAD EXPENSES NOT BEEN SUBSIDIZED, RETURNS WOULD HAVE BEEN LOWER. PORTFOLIO RETURNS DO NOT REFLECT ANY SEPARATE ACCOUNT EXPENSES IMPOSED ON THE VARIABLE CONTRACTS. THESE EXPENSES MAY INCLUDE A SALES CHARGE, PREMIUM TAX CHARGE, DAC TAX SALES CHARGE, COST OF INSURANCE, MORTALITY EXPENSES, OR SURRENDER AND OTHER CHARGES.

Portfolio manager Q&A

[PHOTO]

Following is an interview with TIMOTHY J. DEVLIN, vice president and member of the portfolio management team for the portfolio. Tim joined J.P. Morgan in 1996 after spending nine years at Mitchell Hutchins Asset Management Inc., where he managed quantitatively driven equity portfolios for institutional and retail investors. Tim was educated at Union College, where he received a B.A. in Economics. This interview was conducted on July 25, 2000, and reflects Tim's views on that date.

WHAT WOULD YOU SAY WERE THE PRINCIPAL EVENTS THAT IMPACTED U.S. EQUITIES OVER THE PAST SIX MONTHS?

TJD: Certainly, the string of interest rate hikes by the Fed was very influential. In an effort to cool what was perceived to be an overheated economy, the Fed starting raising rates last June, beginning with five consecutive quarter-point increases and culminating, at least for now, in a half-point increase in mid-May of this year. The first five increases were generally disregarded by a marketplace that seemed to embrace growth at any price. In fact, our economy grew at the incredible pace of 7.3% in 1999's fourth quarter and 5.4% in the first quarter of 2000. It was during this period that the stock market almost literally shot through the roof, particularly the tech-heavy Nasdaq, which set new records, seemingly on a weekly basis.

This all came to an end during the closing days of the first quarter of 2000, when investors got the message that the Fed was serious about slowing our economic growth. Looking ahead to a slower growth economy, they began to re-evaluate the earnings prospects of many of the technology companies that had dominated the market until then. The result was a significant correction in the Nasdaq during April and most of May. While the market recovered somewhat during June, it remains quite volatile to this day.

The other major event would be the continued advances of technology in virtually every business sector. Until recently, investors were focused almost purely on technology-related companies, particularly those that were perceived to be leading the growth of the Internet. What we've seen lately is a broadening of investor interest to include those companies, tech or not tech, that are using new technologies to leapfrog the competition and create new operating environments. In the business-to-business arena, you can see this most prominently in ongoing efforts to create Internet-based exchanges for virtually anything from auto parts to basic commodities. You also see it in individual efforts to improve customer service, streamline distribution, and do just about everything more efficiently by utilizing the technological tools at hand.

Investors have taken note and are paying significant premiums for companies that are successful in their efforts to adapt and use technology, knowing that they will be best positioned to compete in the new economy. Those that haven't been able to adapt have really been thrashed. I think this division between the technological haves and have-nots will be a key investment theme for some time yet to come.

YOU MENTIONED INTEREST RATES, THE STORY THAT'S BEEN ON VIRTUALLY EVERYONE'S MINDS THESE DAYS. WHAT DO YOU THINK THE FEDERAL RESERVE BOARD IS GOING TO DO IN COMING MONTHS?

TJD: In our view, the most likely economic scenario going forward is that the Fed succeeds in its efforts to engineer a soft landing for the U.S. economy. We've already seen some signs of a cooling economy, including a fairly recent decline in job growth, a significant reduction in new home sales and weaker than expected retail sales, particularly in the interest rate-sensitive durable goods sector. Between now and year-end, we think we'll see additional tightening, on the order of 25 basis points or so. This should serve to slow our economy's growth, without slowing it down too far, too fast.

HOW HAVE INVESTORS' PERCEPTIONS CHANGED SINCE THE NEAR COLLAPSE OF THE NASDAQ?

TJD: One thing we are seeing is a move away from the kind of momentum-based investing that ruled the market in late 1999 and early 2000, to a more rational, valuation-based investment process.

WHAT MAKES YOU THINK VALUATION WILL STAGE A COMEBACK?

TJD: The price of any investment ultimately MUST relate in some way to its ability to earn money for the investor. It's common sense. Hype can only drive the market for a little while, before investors start to look beyond it and focus on real earnings, or earnings potential.

HOW DO YOU MANAGE THE PORTFOLIO IN SUCH AN ENVIRONMENT?

TJD: Much the same way we always have. For us, valuation investing is a process of forecasting a company's future earnings, discounting these back to the stock price, and comparing stocks based on their Dividend Discount Rate (DDR), or internal rate of return. By ranking stocks within each sector by their DDR, we can identify and avoid the priciest stocks in each sector, while maintaining portfolio characteristics and sector weightings similar to the S&P 500 Index. The end result is a diversified portfolio that relies exclusively on valuation-based stock selection in an effort to outperform the market.

LET'S MOVE ON TO PERFORMANCE. HOW DID YOU DO OVER THE PAST SIX MONTHS?

TJD: For the six months ended June 30, 2000, the portfolio returned -1.41%. This compares with the -0.42% returned by the S&P 500 and the -1.13% return of the Lipper VA Growth & Income Average.

While we are certainly disappointed with this recent performance, we are optimistic about the portfolio's prospects over the next twelve months. One reason for this is that, by our reckoning, the valuation spread between certain stocks that we own and the market at large is wider than it has ever been. These are very good companies, with solid business plans and excellent long term potential, but they have been largely overlooked by investors who remain focused on a very few sectors. As investors settle down and broaden their focus, we think these companies will be "rediscovered," and this valuation spread should narrow. When this happens, our holdings in these presently undervalued equities should appreciate.

WHICH HOLDINGS DID WELL OVER THE PAST SIX MONTHS?

Overweight positions in Intel, Nortel, and Cisco helped us a great deal, as all performed admirably. Intel has benefited from continued strong PC demand, including a larger percentage of higher margin laptops, stable average selling price (asp's), and strong server/PC demand fueled by the explosive growth of the Internet. Intel has also lowered costs through shrinking line width and improved packaging. Nortel, a leader in the business of making fiber-optic components, was the beneficiary of continued strong investor interest in this tech sub-sector.

Cisco is a fantastic company. Even though it trades at 85X next year's earnings, it still looks attractive relative to other companies in its sector. Its management is excellent, as is its track record in successfully identifying and integrating new acquisitions. We are highly confident in our earnings forecast for the company, as are we in management's ability to deliver these earnings. We are less so with Cisco's competitors. Given this level of confidence and Cisco's premier position as a primary provider of Internet-related infrastructure products and services, we believe it deserves the premium that the market has assigned to it.

WHICH DIDN'T PERFORM UP TO EXPECTATIONS?

TJD: As noted, we had generally good stock selection in the tech sector, but we were hurt by underweighting Oracle and Corning, both of which were up substantially during this time. We were hurt as well by an overweight position in Microsoft, which declined quite a bit during the recent Department of Justice antitrust proceedings.

Beyond the technology sector, an underweight position in Disney detracted from performance. Disney's success from 1990 to 1997 has been largely driven by home video sales. As a result, the market for home videos has been saturated and will need time to regenerate. Additionally, theme park attendance has been slowing as competition has been intense. Disney's surprising success this year has been on the back of the phenomenally popular ABC television show "Who Wants to Be a Millionaire?" Much the same was true of Viacom, an underweight position in the portfolio, which benefited from the surprise hit, "Survivor," on its CBS television subsidiary. In both cases, we thought there were better places to be in this sector, but the market didn't agree with us.

GIVEN THE VOLATILITY OF THE MARKET AND ITS IMPACT ON THE PORTFOLIO, DO YOU PLAN TO MAKE ANY CHANGES IN YOUR MANAGEMENT STYLE?

TJD: No. As I said, we are confident that valuation investing will rise from the ashes of momentum, and that the portfolio will benefit when it does. We have, however, elected to refine our process in ways that will enable us to better manage risk in a volatile marketplace.

One of these refinements is the re-mapping of our industry sectors to better reflect the structural changes in the U.S. market that have resulted from the explosive growth of new economy companies. Our second was the addition of consensus earnings estimate revisions. This will help to enhance Morgan's DDR, which is used to rank stocks in each sector. Both of these process improvements were the result of Morgan's continu-ous efforts to develop improved risk management techniques that address the demands of a highly variable and sometimes explosive market environment.

Going forward, these improvements should allow us to better adjust to what will likely be ongoing, periodic peaks in market volatility, such as we've experienced since new economy companies came to the fore.

Portfolio facts

INVESTMENT OBJECTIVE
J.P. Morgan U.S. Disciplined Equity Portfolio seeks to provide a high total return from a portfolio comprised of selected equity securities. The portfolio invests primarily in the common stocks of U.S. corporations with market capitalizations above $1.5 billion. The portfolio is designed for investors who want an actively managed portfolio of selected equity securities that seeks to outperform the S&P 500 Index.

--------------------------------------------------------------------------------
COMMENCEMENT OF INVESTMENT OPERATIONS
1/3/95

--------------------------------------------------------------------------------
NET ASSETS AS OF 6/30/00
$49,067,236

--------------------------------------------------------------------------------
DIVIDEND PAYABLE DATES (IF APPLICABLE)
12/20/00

--------------------------------------------------------------------------------
CAPITAL GAIN PAYABLE DATES (IF APPLICABLE)
12/20/00

EXPENSE RATIO
The portfolio's current annualized expense ratio of 0.85% covers shareholders' expenses for custody, tax reporting, investment advisory and shareholder services, after reimbursement. The portfolio is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, safekeeping portfolio shares, or for wiring redemption proceeds from the portfolio.

Portfolio highlights
ALL DATA AS OF JUNE 30, 2000

PORTFOLIO ALLOCATION
(AS A PERCENTAGE OF TOTAL INVESTMENTS)

[CHART]

TECHNOLOGY 31.7%
CONSUMER GOODS & SERVICES 18.7%
FINANCE 13.1%
HEALTHCARE 11.0%
INDUSTRIAL PRODUCTS & SERVICES 8.4%
ENERGY 5.6%
UTILITIES 5.6%
BASIC INDUSTRIES 2.0%
TRANSPORTATION 0.5%
SHORT-TERM & OTHER INVESTMENTS 3.4%

LARGEST EQUITY HOLDINGS                % OF TOTAL INVESTMENTS
--------------------------------------------------------------------------------
INTEL CORP. (TECHNOLOGY)                         4.4%
CISCO SYSTEMS, INC. (TECHNOLOGY)                 4.4%
MICROSOFT CORP. (TECHNOLOGY)                     4.2%
GENERAL ELECTRIC CO.                             3.9%
   (INDUSTRIAL PRODUCTS & SERVICES)
EXXON MOBIL CORP. (ENERGY)                       2.7%
NORTEL NETWORKS CORP. (TECHNOLOGY)               2.6%
WAL-MART STORES, INC.                            2.5%
   (CONSUMER GOODS & SERVICES)
CITIGROUP, INC. (FINANCE)                        2.5%
SUN MICROSYSTEMS (TECHNOLOGY)                    1.9%
SBC COMMUNICATIONS, INC. (UTILITIES)             1.5%

DISTRIBUTED BY FUNDS DISTRIBUTOR, INC. J.P. MORGAN INVESTMENT MANAGEMENT INC. IS THE TRUST'S INVESTMENT ADVISOR. SHARES OF THE PORTFOLIO PRESENTLY ARE OFFERED ONLY TO VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE SEPARATE ACCOUNTS ESTABLISHED BY INSURANCE COMPANIES TO FUND VARIABLE ANNUITY CONTRACTS AND VARIABLE LIFE INSURANCE POLICIES AND QUALIFIED PENSION AND RETIREMENT PLANS OUTSIDE THE SEPARATE ACCOUNT CONTEXT.

Shares of the portfolio and investments in the variable contracts are not bank deposits and are not guaranteed by any bank, government entity, or the FDIC. Return and share price will fluctuate and redemption value may be more or less than original cost.

Reference to specific securities and their issuers should not be interpreted as recommendations to purchase or sell these securities. There is no assurance the portfolio will continue to hold these securities. Opinions expressed herein and other fund data presented are subject to change without notice.

PLEASE CALL (888) 756-8645 FOR A PROSPECTUS WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING CONTRACT CHARGES AND DEDUCTIONS, AND PORTFOLIO FEES AND EXPENSES. PLEASE READ THE PROSPECTUSES FOR COMPLETE DETAILS INCLUDING RISK CONSIDERATIONS.

                   THIS PAGE HAS BEEN LEFT BLANK INTENTIONALLY

J.P. MORGAN U.S. DISCIPLINED EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2000
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES        VALUE
-------------------------------------------------  -----------  ------------
COMMON STOCKS (97.2%)
BASIC INDUSTRIES (2.1%)
CHEMICALS (1.0%)
Air Products and Chemicals, Inc..................       3,400   $   104,762
Dow Chemical Co..................................       2,400        72,450
PPG Industries, Inc..............................       2,400       106,350
Praxair, Inc.....................................       1,900        71,131
Rohm & Haas Co...................................       3,400       117,300
                                                                -----------
                                                                    471,993
                                                                -----------

FOREST PRODUCTS & PAPER (0.5%)
Bowater, Inc.....................................         200         8,825
Fort James Corp..................................       2,500        57,812
Georgia-Pacific Group............................       1,200        31,500
International Paper Co...........................       3,100        92,419
Smurfit-Stone Container Corp.+...................       2,000        25,750
Temple-Inland, Inc...............................         600        25,200
                                                                -----------
                                                                    241,506
                                                                -----------
METALS & MINING (0.6%)
Alcoa, Inc.......................................       7,884       228,636
Allegheny Technologies, Inc......................         800        14,400
Freeport-McMoran Copper & Gold, Inc., Class B+...         600         5,550
Nucor Corp.......................................         700        23,231
Phelps Dodge Corp................................         500        18,594
                                                                -----------
                                                                    290,411
                                                                -----------
  TOTAL BASIC INDUSTRIES.........................                 1,003,910
                                                                -----------

CONSUMER GOODS & SERVICES (17.8%)
APPARELS & TEXTILES (0.1%)
Jones Apparel Group, Inc.+.......................       1,500        35,250
                                                                -----------

AUTOMOTIVE (1.7%)
Dana Corp........................................       1,800        38,137
Delphi Automotive Systems Corp...................       4,900        71,356
Ford Motor Co....................................       8,800       378,400
General Motors Corp..............................       4,700       272,894
Goodyear Tire and Rubber Co......................       2,900        58,000
Lear Corp.+......................................         600        12,000
Visteon Corp.+...................................       1,152        13,968
                                                                -----------
                                                                    844,755
                                                                -----------
              SECURITY DESCRIPTION                   SHARES        VALUE
-------------------------------------------------  -----------  ------------

BROADCASTING & PUBLISHING (2.2%)
AT&T Corp. - Liberty Media Group, Class A+.......       5,200   $   126,100
Comcast Corp., Class A+..........................       5,800       234,900
Gannett Co., Inc.................................       3,200       191,400
Knight-Ridder, Inc...............................       1,200        63,825
MediaOne Group, Inc.+............................       6,400       424,408
New York Times Co., Class A......................         600        23,700
                                                                -----------
                                                                  1,064,333
                                                                -----------

COMMERCIAL SERVICES (0.2%)
Cendant Corp.+...................................       8,500       119,000
                                                                -----------

ENTERTAINMENT, LEISURE & MEDIA (2.1%)
Fox Entertainment Group, Inc., Class A+..........       2,100        63,787
International Game Technology+...................       2,600        68,900
Seagram Company Ltd. (i).........................       5,300       307,400
Time Warner, Inc.................................       8,100       615,600
                                                                -----------
                                                                  1,055,687
                                                                -----------

FOOD, BEVERAGES & TOBACCO (2.9%)
Bestfoods........................................       2,100       145,425
Coca-Cola Co.....................................       2,200       126,362
General Mills, Inc...............................       1,900        72,675
H.J. Heinz Co....................................       3,100       135,625
Kellogg Co.......................................       3,500       104,125
Nabisco Holdings Corp., Class A..................         200        10,500
Philip Morris Companies, Inc.....................      20,500       544,531
Quaker Oats Co...................................       1,200        90,150
Ralston-Ralston Purina Group.....................       1,400        27,912
Unilever NV-NY Shares(i).........................       3,300       141,900
                                                                -----------
                                                                  1,399,205
                                                                -----------

HOUSEHOLD PRODUCTS (1.9%)
Clorox Co........................................       2,000        89,625
Kimberly-Clark Corp..............................       4,600       263,925
Procter & Gamble Co..............................      10,200       583,950
                                                                -----------
                                                                    937,500
                                                                -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN U.S. DISCIPLINED EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2000
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES        VALUE
-------------------------------------------------  -----------  ------------
PERSONAL CARE (0.7%)
Estee Lauder Companies, Inc.,
  Class A........................................         700   $    34,606
Gillette Co......................................       9,000       314,437
                                                                -----------
                                                                    349,043
                                                                -----------

RESTAURANTS & HOTELS (0.4%)
Marriott International, Inc., Class A............       3,000       108,187
McDonald's Corp.+................................       1,300        42,819
Starwood Hotels & Resorts Worldwide, Inc.........       1,900        61,869
                                                                -----------
                                                                    212,875
                                                                -----------

RETAIL (5.6%)
Circuit City Stores-Circuit City Group...........       1,600        53,100
Federated Department Stores, Inc.+...............       1,700        57,375
Gap, Inc.........................................       6,900       215,625
Hasbro, Inc......................................       1,400        21,087
Home Depot, Inc..................................       5,900       294,631
J.C. Penney, Inc.................................       1,900        35,031
Kroger Co.+......................................       6,100       134,581
Limited Inc......................................       3,400        73,525
Lowe's Companies, Inc............................       2,700       110,869
Mattel, Inc......................................       4,200        55,387
May Department Stores Co.........................       2,700        64,800
Nordstrom, Inc...................................         700        16,887
Safeway, Inc.+...................................         200         9,025
Sears, Roebuck & Co..............................       2,800        91,350
Target Corp......................................       3,600       208,800
TJX Companies, Inc...............................       2,500        46,875
Wal-Mart Stores, Inc.............................      21,700     1,250,462
                                                                -----------
                                                                  2,739,410
                                                                -----------
  TOTAL CONSUMER GOODS & SERVICES................                 8,757,058
                                                                -----------

ENERGY (5.9%)
GAS EXPLORATION (0.1%)
Union Pacific Resources Group, Inc...............       2,500        55,000
                                                                -----------

GAS-PIPELINES (0.5%)
Columbia Energy Group............................         500        32,812
Dynegy, Inc., Class A............................         700        47,819
El Paso Energy Corp..............................       1,100        56,031
              SECURITY DESCRIPTION                   SHARES        VALUE
-------------------------------------------------  -----------  ------------
GAS-PIPELINES (CONTINUED)
Enron Corp.......................................         400   $    25,800
Williams Companies, Inc..........................       2,100        87,544
                                                                -----------
                                                                    250,006
                                                                -----------

OIL-PRODUCTION (5.1%)
Apache Corp......................................         500        29,406
Chevron Corp.....................................       3,100       262,919
Conoco, Inc., Class A............................         200         4,400
Conoco, Inc., Class B............................       2,800        68,775
Devon Energy Corp................................         400        22,475
Exxon Mobil Corp.................................      16,800     1,318,800
Phillips Petroleum Co............................         700        35,481
Royal Dutch Petroleum Co.-NY Shares(i)...........      10,400       640,250
Texaco, Inc......................................       2,700       143,775
                                                                -----------
                                                                  2,526,281
                                                                -----------

OIL-SERVICES (0.2%)
Baker Hughes, Inc................................       1,700        54,400
Cooper Cameron Corp. +...........................         300        19,800
ENSCO International, Inc.........................         600        21,487
Global Marine, Inc. +............................       1,000        28,187
                                                                -----------
                                                                    123,874
                                                                -----------
  TOTAL ENERGY...................................                 2,955,161
                                                                -----------

FINANCE (13.4%)
BANKING (3.0%)
Bank of America Corp.............................       4,500       193,500
Bank One Corp....................................       6,600       175,312
Banknorth Group, Inc.............................         900        13,781
Charter One Financial, Inc.......................       1,400        32,200
Comerica, Inc....................................         900        40,387
Compass Bancshares, Inc..........................         400         6,825
Dime Bancorp, Inc................................       1,300        20,475
First Tennessee National Corp....................         900        14,906
First Union Corp.................................       6,800       168,725
Firstar Corp.....................................       3,000        63,187
FleetBoston Financial Corp.......................       4,500       153,000
Golden West Financial Corp.......................         800        32,650
GreenPoint Financial Corp........................         800        15,000
Hibernia Corp., Class A..........................         800         8,700
KeyCorp..........................................       3,000        52,875
Marshall & Ilsley Corp...........................         700        29,050
Mercantile Bankshares Corp.......................         400        11,925

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN U.S. DISCIPLINED EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2000
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES        VALUE
-------------------------------------------------  -----------  ------------
BANKING (CONTINUED)
North Fork Bancorporation, Inc...................       1,400   $    21,175
PNC Financial Services Group.....................       2,100        98,437
Regions Financial Corp...........................       1,100        21,862
SouthTrust Corp..................................       1,200        27,150
Summit Bancorp...................................       1,100        27,087
TCF Financial Corp...............................         500        12,844
U.S. Bancorp.....................................       5,300       102,025
Union Planters Corp..............................         700        19,556
Washington Mutual, Inc...........................       3,200        92,400
                                                                -----------
                                                                  1,455,034
                                                                -----------
FINANCIAL SERVICES (7.2%)
A.G. Edwards, Inc................................         600        23,400
Ameritrade Holding Corp.,
  Class A+.......................................       1,200        13,950
Associates First Capital Corp.,
  Class A........................................       5,300       118,256
Bear Stearns Companies, Inc......................         800        33,300
Capital One Financial Corp.......................       1,300        58,012
Charles Schwab Corp..............................      10,232       344,051
CIT Group, Inc., Class A.........................       1,900        30,875
Citigroup, Inc...................................      20,500     1,235,125
Countrywide Credit Industries, Inc...............         100         3,031
E*TRADE Group, Inc.+.............................       2,300        37,950
Fannie Mae.......................................       5,900       307,906
Franklin Resources, Inc..........................       1,800        54,675
Freddie Mac......................................       4,600       186,300
Goldman Sachs Group, Inc.........................       3,300       313,087
Household International, Inc.....................         300        12,469
Lehman Brothers Holdings, Inc....................       1,000        94,562
Merrill Lynch & Co., Inc.........................       3,100       356,500
Morgan Stanley Dean Witter & Co..................       1,200        99,900
Paine Webber Group, Inc..........................       1,000        45,500
Providian Financial Corp.........................       1,100        99,000
TD Waterhouse Group, Inc.+.......................       2,700        46,744
                                                                -----------
                                                                  3,514,593
                                                                -----------
INSURANCE (3.2%)
Aetna, Inc.......................................       1,500        96,281
Allstate Corp....................................      11,300       251,425
Ambac Financial Group, Inc.......................         900        49,331
American International Group, Inc................       1,700       199,750
Aon Corp.........................................       2,800        86,975
AXA Financial, Inc...............................       4,200       142,800
CIGNA Corp.......................................       1,600       149,600
              SECURITY DESCRIPTION                   SHARES        VALUE
-------------------------------------------------  -----------  ------------
INSURANCE (CONTINUED)
Hartford Financial Services Group, Inc...........       2,400   $   134,250
John Hancock Financial Services, Inc.+...........       4,300       101,856
Lincoln National Corp............................       2,000        72,250
MBIA, Inc........................................       1,300        62,644
MetLife, Inc.+...................................       8,600       181,137
Torchmark Corp...................................       1,700        41,969
                                                                -----------
                                                                  1,570,268
                                                                -----------
  TOTAL FINANCE..................................                 6,539,895
                                                                -----------

HEALTH CARE (10.8%)
BIOTECHNOLOGY (0.2%)
Genzyme Corp.+...................................         500        29,719
Human Genome Sciences, Inc. +....................         300        40,012
Incyte Genomics, Inc.+...........................         200        16,437
                                                                -----------
                                                                     86,168
                                                                -----------

HEALTH SERVICES (0.6%)
HCA - The Healthcare Corp........................       3,800       115,425
Tenet Healthcare Corp.+..........................       3,800       102,600
UnitedHealth Group, Inc..........................         500        42,875
Wellpoint Health Networks, Inc.+.................         600        43,462
                                                                -----------
                                                                    304,362
                                                                -----------

MEDICAL SUPPLIES (0.7%)
Baxter International, Inc.+......................         100         7,031
Becton, Dickinson and Co.........................       2,700        77,456
Boston Scientific Corp.+.........................       2,800        61,425
C. R. Bard, Inc..................................         400        19,250
Guidant Corp.+...................................         100         4,950
Medtronic, Inc...................................       3,100       154,419
PE Corp.- PE Biosystems Group....................         100         6,588
St. Jude Medical, Inc.+..........................         800        36,700
                                                                -----------
                                                                    367,819
                                                                -----------

PHARMACEUTICALS (9.3%)
Abbott Laboratories..............................       8,400       374,325
ALZA Corp.+......................................       1,100        65,038
American Home Products Corp......................       8,700       511,125
Bristol-Myers Squibb Co..........................      10,900       634,925
Eli Lilly and Co.................................       6,500       649,188
Forest Laboratories, Inc.+.......................         500        50,500

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN U.S. DISCIPLINED EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2000
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES        VALUE
-------------------------------------------------  -----------  ------------
PHARMACEUTICALS (CONTINUED)
IDEC Pharmaceuticals Corp.+......................         200   $    23,463
Johnson & Johnson................................       3,900       397,313
Merck & Co., Inc.................................       4,600       352,475
Pfizer, Inc......................................      12,925       620,400
Pharmacia Corp...................................       8,900       460,019
Schering-Plough Corp.............................       7,900       398,950
Watson Pharmaceuticals, Inc.+....................         500        26,875
                                                                -----------
                                                                  4,564,596
                                                                -----------
  TOTAL HEALTH CARE..............................                 5,322,945
                                                                -----------
INDUSTRIAL PRODUCTS & SERVICES (8.3%)
AEROSPACE (0.4%)
B.F. Goodrich Co.................................       1,300        44,281
Lockheed Martin Corp.............................       2,800        69,475
Raytheon Co., Class A............................       2,400        46,650
Raytheon Co., Class B............................         800        15,400
                                                                -----------
                                                                    175,806
                                                                -----------
BUILDING MATERIALS (0.0%)
USG Corp.........................................         400        12,150
                                                                -----------

BUSINESS & PUBLIC SERVICES (0.1%)
FedEx Corp.+.....................................         800        30,400
                                                                -----------

CAPITAL GOODS (0.1%)
PACCAR, Inc......................................         700        27,781
                                                                -----------

DIVERSIFIED MANUFACTURING (7.0%)
Agilent Technologies, Inc.+......................       2,059       151,851
Cooper Industries, Inc...........................       1,400        45,588
Corning, Inc.....................................         500       134,938
Eastman Kodak Co.................................       2,600       154,700
Eaton Corp.......................................         900        60,300
General Electric Co.(s)..........................      36,700     1,945,100
Honeywell International, Inc.....................       8,200       276,238
ITT Industries, Inc..............................       1,100        33,413
Johnson Controls, Inc............................         800        41,050
Parker Hannifin Corp.............................         100         3,425
Tyco International Ltd. (i)......................      11,000       521,125
Xerox Corp.......................................       2,300        47,725
                                                                -----------
                                                                  3,415,453
                                                                -----------
              SECURITY DESCRIPTION                   SHARES        VALUE
-------------------------------------------------  -----------  ------------

ELECTRICAL EQUIPMENT (0.4%)
Emerson Electric Co..............................       2,900   $   175,088
W.W. Grainger, Inc...............................         800        24,650
                                                                -----------
                                                                    199,738
                                                                -----------

MACHINERY (0.3%)
Caterpillar, Inc.................................       2,700        91,463
Ingersoll-Rand Co................................       1,800        72,450
                                                                -----------
                                                                    163,913
                                                                -----------
  TOTAL INDUSTRIAL PRODUCTS & SERVICES...........                 4,025,241
                                                                -----------

TECHNOLOGY (24.9%)
COMPUTER PERIPHERALS (0.8%)
EMC Corp.+.......................................       1,700       130,794
Lexmark International Group, Inc., Class A+......         800        53,800
Seagate Technology, Inc.+........................       3,600       198,000
                                                                -----------
                                                                    382,594
                                                                -----------

COMPUTER SOFTWARE (6.6%)
Adobe Systems, Inc...............................         700        91,000
Autodesk, Inc....................................         400        13,875
BMC Software, Inc.+..............................       1,400        51,078
Citrix Systems, Inc.+............................       1,000        18,938
Computer Associates International, Inc...........       3,700       189,394
Microsoft Corp.+.................................      25,900     2,072,000
Network Associates, Inc.+........................         800        16,300
Oracle Corp.+....................................       4,300       361,469
Siebel Systems, Inc.+............................       1,300       212,631
Symantec Corp.+..................................         300        16,181
Tibco Software, Inc.+............................         500        53,617
Veritas Software Corp. +.........................       1,200       135,619
                                                                -----------
                                                                  3,232,102
                                                                -----------

COMPUTER SYSTEMS (5.6%)
3Com Corp.+......................................       2,300       132,538
Apple Computer, Inc.+............................       2,000       104,750
Compaq Computer Corp.............................       8,900       227,506
Dell Computer Corp.+.............................      10,900       537,506
Hewlett-Packard Co...............................       4,400       549,450

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN U.S. DISCIPLINED EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2000
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES        VALUE
-------------------------------------------------  -----------  ------------
COMPUTER SYSTEMS (CONTINUED)
International Business Machines Corp.............       2,500   $   273,906
Sun Microsystems, Inc.+..........................      10,400       945,750
                                                                -----------
                                                                  2,771,406
                                                                -----------
ELECTRONICS (4.5%)
Cisco Systems, Inc.+(s)..........................      33,800     2,148,413
Rockwell International Corp......................       2,500        78,750
                                                                -----------
                                                                  2,227,163
                                                                -----------

INFORMATION PROCESSING (0.2%)
DoubleClick, Inc.+...............................         800        30,500
Electronic Data Systems Corp.....................       1,300        53,625
                                                                -----------
                                                                     84,125
                                                                -----------

SEMICONDUCTORS (7.2%)
Advanced Micro Devices, Inc.+....................       1,000        77,250
Altera Corp.+....................................         700        71,356
Applied Materials, Inc.+.........................       5,000       453,125
Intel Corp.(s)...................................      16,400     2,192,475
Lattice Semiconductor Corp.+.....................         300        20,738
National Semiconductor Corp.+....................       1,100        62,425
Texas Instruments, Inc...........................       9,800       673,138
                                                                -----------
                                                                  3,550,507
                                                                -----------
  TOTAL TECHNOLOGY...............................                12,247,897
                                                                -----------

TELECOMMUNICATIONS (5.9%)
TELECOMMUNICATION SERVICES (1.4%)
America Online, Inc.+............................      10,600       559,150
Yahoo, Inc.+.....................................       1,100       136,263
                                                                -----------
                                                                    695,413
                                                                -----------

TELECOMMUNICATIONS-EQUIPMENT (4.5%)
JDS Uniphase Corp.+..............................         100        11,988
Lucent Technologies, Inc.........................       4,700       278,475
Motorola, Inc....................................      12,600       366,188
Nortel Networks Corp. (i)........................      18,600     1,269,450
QUALCOMM, Inc.+..................................       1,000        60,000
Tellabs, Inc.+...................................       2,900       198,469
                                                                -----------
                                                                  2,184,570
                                                                -----------
  TOTAL TELECOMMUNICATIONS.......................                 2,879,983
                                                                -----------
              SECURITY DESCRIPTION                   SHARES        VALUE
-------------------------------------------------  -----------  ------------

TRANSPORTATION (0.6%)
AIRLINES (0.1%)
Delta Air Lines, Inc.............................         100   $     5,056
Southwest Airlines Co............................       1,400        26,513
                                                                -----------
                                                                     31,569
                                                                -----------

RAILROADS (0.5%)
Burlington Northern Santa Fe Corp................       3,300        75,694
CSX Corp.........................................       1,300        27,544
Norfolk Southern Corp............................       1,900        28,263
Union Pacific Corp...............................       2,500        92,969
                                                                -----------
                                                                    224,470
                                                                -----------
  TOTAL TRANSPORTATION...........................                   256,039
                                                                -----------

UTILITIES (7.5%)
ELECTRIC (1.7%)
Allegheny Energy, Inc............................         700        19,163
Ameren Corp......................................         100         3,375
American Electric Power Co.......................       1,340        39,698
Cinergy Corp.....................................       1,300        33,069
CMS Energy Corp..................................       1,100        24,338
Consolidated Edison, Inc.........................       1,700        50,363
CP&L , Inc.......................................       2,800        89,425
Dominion Resources, Inc..........................       1,300        55,738
DTE Energy Co....................................       1,400        42,788
Edison International.............................       2,800        57,400
Entergy Corp.....................................       1,900        51,656
FPL Group, Inc...................................       1,500        74,250
GPU, Inc.........................................       1,100        29,769
NiSource, Inc....................................       1,000        18,625
Northern States Power Co.........................         400         8,075
PG&E Corp........................................       3,100        76,338
Pinnacle West Capital Corp.......................         800        27,100
PPL Corp.........................................       1,300        28,519
TXU Corp.........................................       2,300        67,850
Wisconsin Energy Corp............................       1,100        21,794
                                                                -----------
                                                                    819,333
                                                                -----------

TELEPHONE (5.8%)
Allegiance Telecom, Inc.+........................         500        32,000
ALLTEL Corp......................................         800        49,550
AT&T Corp........................................       8,900       281,463
Bell Atlantic Corp.+.............................       4,200       213,413
Global Crossing Ltd.+ (i)........................       5,500       144,719

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN U.S. DISCIPLINED EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2000
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES        VALUE
-------------------------------------------------  -----------  ------------
TELEPHONE (CONTINUED)
GTE Corp.........................................       6,300   $   392,175
Level 3 Communications, Inc.+....................         500        44,000
SBC Communications, Inc..........................      16,500       713,625
Sprint Corp. (PCS Group)+........................       4,000       238,000
US West, Inc.....................................       1,100        94,325
WorldCom, Inc.+..................................      14,300       656,013
                                                                -----------
                                                                  2,859,283
                                                                -----------
  TOTAL UTILITIES................................                 3,678,616
                                                                -----------
  TOTAL COMMON STOCKS (COST $44,665,017).........                47,666,745
                                                                -----------

                                                    PRINCIPAL
                                                     AMOUNT
                                                   -----------
FIXED INCOME SECURITIES (0.4%)
U.S. TREASURY NOTES (0.4%)
US Treasury Note, 5.38% due 07/31/00.............  $  100,000        99,976
US Treasury Note, 5.25% due 05/31/01.............     120,000       118,706
                                                                -----------
  TOTAL U.S. TREASURY NOTES......................                   218,682
                                                                -----------
  TOTAL FIXED INCOME SECURITIES (COST
   $218,567).....................................                   218,682
                                                                -----------

                                                    PRINCIPAL
              SECURITY DESCRIPTION                   AMOUNT        VALUE
-------------------------------------------------  -----------  ------------
SHORT-TERM INVESTMENTS (3.0%)
U.S. GOVERNMENT AGENCY OBLIGATIONS (3.0%)
   (COST $1,464,465)
Freddie Discount Note, 6.570%(y), due 07/03/00...  $1,465,000   $ 1,464,198
                                                                -----------
TOTAL INVESTMENTS (COST $46,348,049) (100.6%).................   49,349,625
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.6%).................     (282,389)
                                                                -----------
NET ASSETS (100.0%)...........................................  $49,067,236
                                                                ===========

------------------------------
Note: Based on the cost of investments of $46,348,049 for federal income tax purposes at June 30, 2000, the aggregate gross unrealized appreciation and depreciation was $6,813,965 and $3,812,389 respectively, resulting in net unrealized appreciation of $3,001,576.

+ - Non income producing security.

(i) - Foreign security.

(s) - Security is fully or partially segregated with custodian as collateral for futures contracts or with broker as initial margin for futures contracts. $2,447,263 of the market value has been segregated.

(y) - Yield to maturity.

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN U.S. DISCIPLINED EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 2000
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $46,348,049 )           $49,349,625
Cash                                                       737
Receivable for Investments Sold                        226,051
Receivable for Shares of Beneficial Interest Sold       65,514
Dividends and Interest Receivable                       47,372
Variation Margin Receivable                             10,100
Prepaid Trustees' Fees                                   7,339
Receivable for Expense Reimbursements                    1,686
Prepaid Expenses and Other Assets                        1,916
                                                   -----------
    Total Assets                                    49,710,340
                                                   -----------
LIABILITIES
Payable for Investments Purchased                      588,692
Advisory Fee Payable                                    13,808
Administrative Services Fee Payable                      2,367
Payable for Shares of Beneficial Interest
  Redeemed                                               1,595
Administration Fee Payable                                  29
Accrued Expenses                                        36,613
                                                   -----------
    Total Liabilities                                  643,104
                                                   -----------
NET ASSETS
Applicable to 2,961,313 shares outstanding (no
  par value, unlimited shares authorized)          $49,067,236
                                                   ===========
Net Asset Value, Offering and Redemption Price
  per Share                                             $16.57
                                                         -----
                                                         -----
ANALYSIS OF NET ASSETS
Paid-in Capital                                    $46,457,692
Undistributed Net Investment Income                    131,886
Accumulated Net Realized Loss on Investments          (517,301)
Net Unrealized Appreciation of Investments           2,994,959
                                                   -----------
    Net Assets                                     $49,067,236
                                                   ===========

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN U.S. DISCIPLINED EQUITY PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED JUNE 30, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income (Net of Foreign Withholding Tax
  of $2,516 )                                                $ 272,011
Interest Income                                                 39,114
                                                             ---------
    Investment Income                                          311,125
EXPENSES
Advisory Fee                                       $ 73,514
Custodian Fees and Expenses                          33,616
Professional Fees and Expenses                       16,819
Administrative Services Fee                          16,434
Trustees' Fees and Expenses                          10,875
Fund Accounting Fees and Expenses                    10,540
Transfer Agent Fee                                    8,249
Administration Fee                                      140
Amortization of Organization Expense                     49
Miscellaneous                                         9,001
                                                   --------
    Total Expenses                                             179,237
                                                             ---------
NET INVESTMENT INCOME                                          131,888
NET REALIZED LOSS ON
  Investments                                      (317,799)
  Futures Contracts                                 (31,186)
                                                   --------
    Net Realized Loss                                         (348,985)
NET CHANGE IN UNREALIZED DEPRECIATION OF
  Investments                                       (92,279)
  Futures Contracts                                 (42,498)
                                                   --------
    Net Change in Unrealized Depreciation                     (134,777)
                                                             ---------
NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                 $(351,874)
                                                             =========

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN U.S. DISCIPLINED EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    FOR THE SIX
                                                   MONTHS ENDED    FOR THE FISCAL
                                                   JUNE 30, 2000     YEAR ENDED
                                                    (UNAUDITED)   DECEMBER 31, 1999
                                                   -------------  -----------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                               $   131,888   $        208,598
Net Realized Gain (Loss) on Investments and
  Futures Contracts                                    (348,985)         3,552,575
Net Change in Unrealized Appreciation
  (Depreciation) of Investments and Futures
  Contracts                                            (134,777)         1,171,776
                                                    -----------   ----------------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                        (351,874)         4,932,949
                                                    -----------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                  (107,869)          (114,337)
Net Realized Gain                                    (1,244,679)        (2,667,072)
                                                    -----------   ----------------
    Total Distributions to Shareholders              (1,352,548)        (2,781,409)
                                                    -----------   ----------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Proceeds from Shares of Beneficial Interest Sold     14,493,413         18,504,253
Reinvestment of Dividends                             1,353,339          2,780,648
Cost of Shares of Beneficial Interest Redeemed       (4,559,246)        (2,463,177)
                                                    -----------   ----------------
    Net Increase from Shareholder Transactions       11,287,506         18,821,724
                                                    -----------   ----------------
    Total Increase in Net Assets                      9,583,084         20,973,264
NET ASSETS
Beginning of Period                                  39,484,152         18,510,888
                                                    -----------   ----------------
End of Period (including undistributed net
  investment income of $131,886 and $107,867,
  respectively.)                                    $49,067,236   $     39,484,152
                                                    ===========   ================

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN U.S. DISCIPLINED EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period are as follows:

                                                                                                           FOR THE PERIOD
                                                                                                          JANUARY 3, 1995
                                    FOR THE                                                                (COMMENCEMENT
                                SIX MONTHS ENDED         FOR THE FISCAL YEAR ENDED DECEMBER 31,            OF OPERATIONS)
                                 JUNE 30, 2000        --------------------------------------------            THROUGH
                                  (UNAUDITED)          1999         1998         1997        1996        DECEMBER 31, 1995
                                ----------------      -------      -------      ------      ------      --------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                        $         17.35       $ 15.84      $ 14.33      $13.68      $12.63      $            $10.00
                                ---------------       -------      -------      ------      ------      -------------------
INCOME FROM INVESTMENT
  OPERATIONS
Net Investment Income                      0.04          0.09         0.10        0.11        0.20                     0.12
Net Realized and Unrealized
  Gain (Loss) on Investments
  and Futures                             (0.29)         2.80         3.15        3.51        2.44                     3.26
                                ---------------       -------      -------      ------      ------      -------------------
Total from Investment
  Operations                              (0.25)         2.89         3.25        3.62        2.64                     3.38
                                ---------------       -------      -------      ------      ------      -------------------
LESS DISTRIBUTIONS TO
  SHAREHOLDERS FROM
Net Investment Income                     (0.04)        (0.06)       (0.09)      (0.11)      (0.20)                   (0.12)
Net Realized Gain                         (0.49)        (1.32)       (1.65)      (2.86)      (1.39)                   (0.63)
                                ---------------       -------      -------      ------      ------      -------------------
Total distributions to
  Shareholders                            (0.53)        (1.38)       (1.74)      (2.97)      (1.59)                   (0.75)
                                ---------------       -------      -------      ------      ------      -------------------
NET ASSET VALUE, END OF PERIOD  $         16.57       $ 17.35      $ 15.84      $14.33      $13.68      $            $12.63
                                ===============       =======      =======      ======      ======      ===================
RATIOS AND SUPPLEMENTAL DATA
Total Return                              (1.41)%(a)    18.54%       23.28%      27.50%      21.14%                   33.91%(a)
Net Assets, End of Period (in
  thousands)                    $        49,067       $39,484      $18,511      $8,892      $5,339      $            $4,144
Ratios to Average Net Assets
  Net Expenses                             0.85%(b)      0.87%        0.90%       0.90%       0.90%                    0.90%(b)
  Net Investment Income                    0.62%(b)      0.74%        0.81%       0.75%       1.49%                    1.48%(b)
  Expenses without
    Reimbursement                          0.85%(b)      0.87%        1.48%       2.31%       2.13%                    2.70%(b)
Portfolio Turnover                           27%(a)       104%          82%        119%         90%                      66%

------------------------
(a) Not Annualized.

(b) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN U.S. DISCIPLINED EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
JUNE 30, 2000
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

J.P. Morgan U.S. Disciplined Equity Portfolio (the "portfolio") is one of four portfolios comprising the J.P. Morgan Series Trust II (the "trust"). The trust is registered under the Investment Company Act of 1940, as amended, as a no-load diversified, open-end management investment company. The trust was organized as a Delaware Business Trust on October 28, 1993 for the purpose of funding flexible premium variable life insurance policies. The portfolio seeks to provide a high total return from a portfolio of selected equity securities.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) The portfolio values securities that are listed on an exchange using prices supplied daily by an independent pricing service that are based on the last traded price on a national securities exchange or, in the absence of recorded trades, at the readily available mean of the bid and asked prices on such exchange, if such exchange or market constitutes the broadest and most representative market for the security. Securities listed on a foreign exchange are valued at the last traded price or, in the absence of recorded trades, at the readily available mean of the bid and asked prices on such exchange available before the time when net assets are valued. Independent pricing service procedures may also include the use of prices based on yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, operating data, and general market conditions. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market provided by a principal market maker or dealer. If prices are not supplied by the portfolio's independent pricing service or principal market maker or dealer, such securities are priced using fair values in accordance with procedures established by the portfolio's trustees. All short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method.

   b) Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or as of the time that the relevant ex-dividend date and amount becomes known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of first in first out.

   c) Distributions to shareholders of net investment income and net realized capital gains, if any, are declared and paid semi-annually.

   d) The portfolio incurred organization expenses in the amount of $9,834. These costs were deferred and were amortized on a straight-line basis over a five-year period from the commencement of operations.

   e) Expenses incurred by the trust with respect to any two or more portfolios in the trust are allocated in proportion to the net assets of each portfolio in the trust, except where allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

J.P. MORGAN U.S. DISCIPLINED EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2000
--------------------------------------------------------------------------------

   f) A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the portfolio enters into the contract. Upon entering into such a contract, the portfolio is required to pledge to the broker an amount of cash and/or liquid securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the portfolio agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the portfolio as unrealized gains or losses. When the contract is closed, the portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The portfolio invests in futures contracts for the purpose of hedging its existing portfolio securities, or securities the portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

   g) The portfolio is treated as a separate entity for federal income tax purposes and intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, (the "code") applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary. The portfolio is also a segregated portfolio of assets for insurance purposes and intends to comply with the diversification requirements of Subchapter L of the code.

2. TRANSACTIONS WITH AFFILIATES

   a) The trust, on behalf of the portfolio, has an Investment Advisory Agreement with J.P. Morgan Investment Management Inc. ("JPMIM"), an affiliate of Morgan Guaranty Trust Company of New York ("Morgan") and a wholly owned subsidiary of J.P. Morgan & Co. Incorporated
      ("J.P. Morgan"). Under the terms of the agreement, JPMIM is paid a fee for its services, computed daily and paid monthly, at an annual rate of 0.35% of the portfolio's average daily net assets. For the six months ended
      June 30, 2000, such fees amounted to $73,514.

   b) The trust, on behalf of the portfolio, has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and distributor for the portfolio. Under a Co-Administration Agreement between FDI and the trust on behalf of the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the portfolios' officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the trust and certain other investment companies subject to similar agreements with FDI. For the six months ended June 30, 2000, the fee for these services amounted to $140.

J.P. MORGAN U.S. DISCIPLINED EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2000
--------------------------------------------------------------------------------

   c) The trust, on behalf of the portfolio, has an Administrative Services Agreement (the "Services Agreement") with Morgan, under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee based on the following: if total expenses of the portfolio, excluding the advisory fees, exceed the expense limits of 0.50% of the average daily net assets of the portfolio, Morgan will reimburse the portfolio for the excess expense amount and receive no fee. Should such expenses be less than the expense limit, Morgan's fee would be limited to the difference between such expenses and the fees calculated under the Services Agreement. For the six months ended June 30, 2000, the fee for these services amounted to $16,434 and there will be no reimbursement to the portfolio from Morgan under this agreement.

   d) An aggregate annual fee of $20,000 is paid to each trustee for serving as a trustee of the trust. The Trustees' Fees and Expenses shown in the financial statements represent the portfolio's allocated portion of the total fees and expenses.

3. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares. Transactions in shares of beneficial interest of the portfolio were as follows:

                                                    FOR THE SIX
                                                    MONTHS ENDED    FOR THE FISCAL
                                                   JUNE 30, 2000      YEAR ENDED
                                                    (UNAUDITED)    DECEMBER 31,1999
                                                   --------------  ----------------
Shares sold......................................        878,972         1,089,647
Reinvestment of dividends and distributions......         82,974           163,997
Shares redeemed..................................       (277,031)         (145,759)
                                                     -----------   ---------------
Net Increase.....................................        684,915         1,107,885
                                                     ===========   ===============

From time to time, the portfolio may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the portfolio.

4. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the six months ended June 30, 2000, were as follows:

  COST OF     PROCEEDS
 PURCHASES   FROM SALES
-----------  -----------
$20,511,554  $11,229,761

Open futures contracts at June 30, 2000 are summarized as follows:

                                                                   NET UNREALIZED
                                                                    APPRECIATION/   MARKET VALUE
                                                   CONTRACTS LONG  (DEPRECIATION)   OF CONTRACTS
                                                   --------------  ---------------  ------------
S&P 500, expiring September 2000.................              4   $       (6,616)  $ 1,468,100
                                                   =============   ==============   ===========

J.P. MORGAN SERIES TRUST II PORTFOLIOS                  J.P. Morgan
                                                        U.S. Disciplined
     BOND PORTFOLIO                                     Equity Portfolio

     INTERNATIONAL OPPORTUNITIES PORTFOLIO

     SMALL COMPANY PORTFOLIO

     U.S. DISCIPLINED EQUITY PORTFOLIO



                                                        SEMIANNUAL REPORT
                                                        JUNE 30, 2000

FOR MORE INFORMATION ON THE J.P. MORGAN
SERIES TRUST II PORTFOLIOS, CALL FUNDS
DISTRIBUTOR, INC. AT (888) 756-8645.

IMSAR377